UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.        Name and address of issuer:

          Heritage Income-Growth Trust
          880 Carillon Parkway
          St. Petersburg, FL  33716

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2.        The name of each series or class of securities  for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):        /X/



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3.        Investment Company Act File Number:  811-4767

          Securities Act File Number:  33-7559


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4(a).     Last day of fiscal year for which this Form is filed:

          September 30, 1998

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4(b).     / / Check box if this Form is being filed late (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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




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4(c).     / /Check  box if this is the last  time the  issuer  will be filing this Form.


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5.        Calculation of registration fee:



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          (i)    Aggregate sale price of securities sold
                 during the fiscal year pursuant to section          $49,425,861
                 24(f):                                              -----------


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          (ii)   Aggregate price of securities redeemed or
                 repurchased during the fiscal year:       $18,654,848
                                                            ----------


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          (iii)  Aggregate price of securities redeemed
                 or repurchased during any prior fiscal
                 year ending no earlier than
                 October 11, 1995 that were not previously
                 used to reduceregistration fees payable
                 to the Commission:                        $ 0
                                                           ----


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          (iv)   Total available redemption credits [add
                 Items 5(ii) and 5(iii):                             $18,654,848
                                                                      ----------


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          (v)    Net sales - if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from Item           $30,771,013
                 5(i)]:                                               ----------



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          (vi)   Redemption credits available for use in   $(N/A)
                 future years - if Item 5(i) is less than   -----
                 Item 5(iv)[subtract Item 5(iv) from
                 Item 5(i)]:


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          (vii)  Multiplier for determining registration
                 fee (See Instruction C.9):                          x.000278
                                                                     ---------


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          (viii) Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee is due):       =$8,554.34
                                                                       ========
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



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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units
                         --
          that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                            --

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7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's
          fiscal year (see Instruction D):                 +$ 0
                                                            ---
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8.        Total of the amount of the  registration fee due
          plus any interest due plus any interest due [line
          5(viii) plus line 7]:                            =$8,554.34
                                                           --------
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9.        Date the  registration fee and any interest payment was
          sent to the Commission's lockbox depository:

              12/29/1998

          Method of Delivery:

               /X/ Wire Transfer

              / / Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Stephen G. Hill
                             -------------------
                             Stephen G. Hill
                             President
                             Heritage Income-Growth Trust

Date  December 29, 1998
      _______________________


           *Please print the name and title of the signing officer below the signature.